Intangible Assets - Schedule of Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule Of Intangible Assets Abstract
Balance at beginning	$ 21,396	$ 6,406	$ 14,502
Balance at ending	29,873	21,396	6,406
Additions of intangible assets	9,258	16,025	329
Less: Impairment losses	$ (781)	$ (1,035)	$ (8,425)